Hotel Operating Costs - Schedule of Hotel Operating Costs (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating Expenses [Abstract]
Rental	¥ 235,568,383	$ 36,965,820	¥ 118,295,183	¥ 79,597,408
Utilities	25,782,913	4,045,902	15,372,385	19,119,300
Personnel cost	82,114,394	12,885,540	46,941,757	38,277,298
Depreciation and amortization	80,575,644	12,644,077	53,850,494	34,727,153
Consumable, food and beverage	69,495,702	10,905,392	43,257,796	32,337,115
Costs of hotel manager of franchised-and-managed hotels	114,779,305	18,011,378	91,664,745	96,565,044
Other costs of franchised-and-managed hotels	26,123,578	4,099,359	22,985,917	29,192,923
Others	16,936,986	2,657,782	9,291,029	9,010,238
Total	¥ 651,376,905	$ 102,215,250	¥ 401,659,306	¥ 338,826,479